Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Abstract]
Schedule of Consolidated Financial Statements	The Company consolidates all entities which are controlled by it. The subsidiaries considered in the preparation of these consolidated financial statements are
	% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of September 30, 2023	As of March 31, 2023
Lytus Technologies Private Limited	India	100%	100%
Sri Sai Cable and Broadband Private Limited	India	51%	—
Lytus Technologies Inc. (Deconsolidated on April 1, 2023) (refer to No 21 (a))	United States	—	100%
Global Health Sciences, Inc. (Deconsolidated on March 1, 2023) (refer to Note 21 (b))	United States	—	75%

Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods	The estimated useful lives of property and equipment for current and comparative periods are as follows:
Buildings	40 years
Property and equipment	3 – 15 years
Fixtures and fittings	5 – 10 years
Office equipment	5 – 10 years
Plant and Machinery	5 – 10 years

Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	The useful lives of intangible assets are assessed as either finite or indefinite. Finite-life intangible assets are amortized on a written down basis over the period of their expected useful lives. Estimated useful lives by major class of finite-life intangible assets are as follow:
Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5 – 10 years